Due from/due to Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Due to related parties	$ 9,049	$ 6,135
Working capital to EST	8,313	5,925
Common building expense liability	135	168
Safbulk commissions	$ 601	$ 42